Financial risk management - Schedule of outstanding energy trading operations (Detail) - Price risk - Electricity trading [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Financial position and unrealized gains on electricity trading operations, net
Assets	R$ 96,595
Liabilities	(286,017)
Net loss	R$ (189,422)